Schedule of Investments
June 30, 2023 (unaudited)
Greenwich Ivy Long-Short Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 25.52%

Agricultural Chemicals - 1.45%
CF Industries Holdings, Inc.			3,377	234,431
Mosaic Co. (3)			12,472	436,520

				670,951
Arrangement of Transporation of Freight & Cargo - 0.65%
C.H. Robinson Worldwide, Inc.			3,207	302,580

Biological Products (No Diagnostic Substances) - 0.32%
Century Therapeutics, Inc. (2)			8,232	26,013
Finch Therapeutics Group, Inc. (2)			7,497	63,949
Invivyd, Inc. (2)			26,416	27,737
Precision Biosciences, Inc. (2)			62,347	32,795

				150,494

Cable & Other Pay Television Services - 0.50%
Comcast Corp. Class A (2)			5,577	231,724

Commercial Banks, Nec - 0.94%
State Street Corp.			5,934	434,250

Communication Services, Nec. - 0.22%
Snap, Inc. Class A (2)			8,720	103,245

Computer Storage Devices - 0.10%
NetApp, Inc.			306	23,378
Pure Storage, Inc. (2)			632	23,270

				46,648

Consumer Finance - 0.30%
ECN Capital Corp. (Canada)			67,936	136,916

Electronic Gaming & Multimedia - 0.04%
Frontier Developments Plc (2)			2,305	17,266

Entertainment Facilities - 0.13%
Thunderbird Entertainment Group, Inc. (Canada) (2)			22,798	60,574

Farm & Heavy Construction Machinery - 0.71%
Kubota Corporation (2)			22,700	329,719

Farm Machinery & Equipment - 0.06%
AGCO Corp.			197	25,890

Finance Services - 0.63%
CI Financial Corp.			17,903	203,244
Conduit Holdings, Ltd. (Bermuda)			14,888	87,138

				290,382

Footware and Accessories - 0.28%
adidas AG (Germany)			681	132,071

Furnishings, Fixtures & Appliances - 0.23%
Victoria PLC (United Kingdom) (2)			14,255	106,599

Hospital & Medical Service Plans - 1.89%
Centene Corp. (2) (3)			6,087	410,568
Elevance Health, Inc. (3)			526	233,697
UnitedHealth Group, Inc. (3)			485	233,110

				877,375

Household Furniture - 0.05%
Purple Innovation, Inc.			7,514	20,889

Industrial Organic Chemicals - 0.74%
International Flavors & Fragrances, Inc.			4,295	341,839

Metal Cans - 0.05%
Crown Holdings, Inc.			263	22,847

Metal Mining - 0.56%
Anglo American PLC (2)			8,365	237,151
Freeport-McMoran, Inc. (2)			599	23,960

				261,111

Motorcycles, Bicycles & Parts - 0.05%
Harley-Davidson, Inc.			681	23,978

National Commercial Banks - 0.51%
Northern Trust Co.			3,205	237,619

Natural Gas Transmission - 0.05%
Williams Cos., Inc.			730	23,820

Newspapers: Publishing or Publishing & Printing - 0.31%
The New York Times Company (2)			3,670	144,525

Oil & Gas - 0.26%
TC Energy Corp. (Canada)			3,019	122,007

Optical Instruments & Lenses - 0.52%
KLA Corp. (2)			496	240,570

Patent Owners & Lessors - 0.38%
Digital Turbine, Inc. (2)			18,750	174,000

Pharmaceutical Preparations - 1.35%
Bristol-Myers Squibb Company (2)			4,652	291,740
Chimerix, Inc. (2)			36,305	43,929
EQRx, Inc. (2)			23,690	44,063
Nkarta, Inc. (2)			15,603	34,171
Pfizer, Inc.			5,780	212,010

				625,913

Pipe Lines (No Natural Gas) - 0.38%
Enbridge, Inc. (Canada)			4,701	174,724

Radio & TV Broadcasting & Communications Equipment - 0.36%
Planet Labs PBC (2)			52,178	168,013

Railroad Equipment - 0.05%
Westinghouse Air Brake Technologies Corp.			226	24,785

Railroads, Line-Haul Operating - 0.25%
Canadian National Railway Co. (Canada)			941	113,944

Real Estate Agents & Managers - 0.56%
Marriot Vacations Worldwide Corp. (3)			2,111	259,062

Retail-Auto & Home Supply Stores - 1.22%
Advanced Auto Parts, Inc. (2)			3,350	235,505
CarParts.com, Inc. (2)			78,029	331,623

				567,128

Retail - Drug Stores and Proprietary Stores - 0.69%
CVS Health Corporation			4,606	318,413

Retail - Grocery Stores 0.26%
Grocery Outlet Holding Corp. (2)			3,957	121,124

Retail - Retail Stores, Nec - 0.69%
JD.com, Inc. (2)			3,312	113,038
Leslie's, Inc. (2)			22,099	207,510

				320,548

Retail - Variety Stores - 0.71%
Target Corporation (2)			2,507	330,673

Retail - Women's Clothing Stores - 0.44%
Victoria's Secret & Co. (2)			11,616	202,467

Rubber & Plastics Footwear - 0.30%
Nike, Inc.			1,254	138,404

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.05%
LPL Financial Holdings, Inc.			109	23,700

Security Brokers, Dealers & Flotation Companies - 0.05%
Charles Schwab Corp. (2)			422	23,919

Semiconductors &Related Devices - 0.63%
Applied Materials, Inc. (2)			1,703	246,152
Marvell Technology, Inc. (2)			377	22,537
Wolfspeed, Inc. (2)			444	24,682

				293,371

Services-Amusement & Recreation Services - 0.35%
Bowlero Corp. (2)			13,764	160,213

Services - Automotive Repari, Services & Parking - 0.44%
Driven Brands Holdings, Inc. (2)			7,474	202,246

Services - Business Services, Nec - 0.38%
Fidelity National Information Services, Inc.			2,455	134,288
Lyft, Inc. (2)			2,201	21,108
PayPal Holdings, Inc. (2)			340	22,688

				178,084

Services - Computer Programming, Data Processing, Etc. - 0.70%
Magnite, Inc. (2)			1,966	26,836
Outbrain, Inc. (2)			4,782	23,528
Zoom Video Communications, Inc. Class A (2) (3)			4,056	275,321

				325,685

Services - Commercial Physical & Biological Research - 0.05%
Charles River Laboratories International, Inc. (2)			111	23,338

Service - Computer Processing & Data Preparation - 0.51%
Workday, Inc. (2) (3)			1,047	236,507

Services - Engineering Services - 0.56%
Galliford Try Holdings, Plc. (2)			104,215	257,480

Services - Prepackaged Software - 1.52%
Black Knight, Inc. (2) (3)			8,007	478,258
Powerschool Holdings, Inc. (2)			1,185	22,681
Smartsheet, Inc. Class A (2)			5,314	203,314

				704,253

Telecom Services - 0.29%
Helios Towers, Plc. (2)			114,539	135,386

Telephone Communications (No Radiotelephone) - 0.17%
AT&T, Inc. (3)			5,007	79,862

Utilities - 0.31%
Enel SpA (Italy) (2)			21,406	144,031

Wholesale - Lumber & Other Construction Materials - 0.32%
Aspen Aerogels, Inc. (2)			18,607	146,809

Total Common Stock			(Cost $ 12,206,843)	11,829,971

Exchange Traded Funds - (5) 53.27%

ARK Innovation ETF (2)			3,298	145,574
Energy Select Sector SPDR Fund			282	22,890
Health Care Select Sector SPDR Fund (3)			176	23,360
Invesco S&P 500 Equal Weight ETF (2)			51,542	7,712,745
iShares 0-3 Month Treasury Bond ETF (3)			8,709	876,387
iShares 20+ Year Treasury Bond ETF (3)			17,847	1,837,170
iShares Emerging Markets ETF			13,257	524,447
SPDR S&P Regional Banking ETF (3)			529	21,599
SPDR S&P Software & Services ETF (3)			3,144	419,250
Utilities Select Sector SPDR Fund (3)			7,072	462,792
Vanguard 500 Index Fund ETF (3)			30,325	12,350,766
Vanguard Dividend Appreciation Index Fund ETF (3)			1,410	229,026
Vanguard European Stock Index Fund ETF			771	47,571
Vanguard Small Cap Index Fund			117	23,270

Total Exchange Traded Funds			(Cost $ 23,834,421)	24,696,847

Real Estate Investment Trusts - 3.66%

Blackstone Mortgage Investment Trust, Inc. Class A (3)			6,967	144,983
Crown Castle, Inc.			2,344	267,075
Easterly Government Properties, Inc. (3)			31,649	458,911
Extra Space Storage, Inc.			3,442	512,342
KKR Real Estate Finance Trust, Inc. (3)			10,494	127,712
Sabra Health Care REIT, Inc. (2)			15,918	187,355

Total Real Estate Investment Trusts			(Cost $ 1,726,442)	1,698,378

Preferred Securities - 0.69%

Electric & Other Services Combined - 0.05%
Duke Energy Corp., 5.750%, Cumulative Pfd, 06/15/2024			887	21,998

National Commercial Banks - 0.17%
Washington Federal, Inc., 4.875%, Non-Cumulative Pfd, 04/15/2026			5,366	79,953

Real Estate Investment Trusts - 0.13%
Public Storage, 6.600%, Cumulative Pfd, 03/11/2024			2,323	59,840

State Commercial Banks - 0.34%
Bank of Hawaii Corp., 4.375%, Non-Cumulative Pfd, 08/01/2026			5,758	87,406
ConnectOne Bancorp, Inc., 5.250%, Perpetual Pfd, 09/01/2026			4,193	72,287

				159,693

Total Preferred Securities			(Cost $ 321,498)	321,484

Money Market Registered Investment Companies - 20.43%

First American Treasury Obligations Fund Class X - 5.04%			9,472,617	9,472,617

Total Money Market Registered Investment Companies			(Cost $ 9,472,617)	9,472,617

Total Investments - 104.58%			(Cost $ 48,057,832)	48,486,106

Liabilities in Excess of Other Assets - -4.58%				(2,124,535)

Total Net Assets - 100.00%				46,361,571

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options
iShares MSCI ACWI ETF., Strike $90.00	36	7/21/2023	324,000	23,040
iShares Russel 2000 Index ETF, Strike $182.00	60	8/18/2023	1,092,000	56,220
iShares Russel 2000 Index ETF, Strike $185.00	41	12/15/2023	758,500	54,161
iShares Russel 2000 Index ETF, Strike $180.00	61	12/15/2023	1,098,000	99,735
iShares Russel 2000 Index ETF, Strike $185.00	37	1/19/2024	684,500	51,282
iShares Russel 2000 Index ETF, Strike $185.00	115	9/15/2023	2,127,500	98,785

Put Options
Celsius Holdings, Inc., Strike $85.00	11	1/19/2024	79,475	2,948
Energy Select Sector SPDR., Strike $95.00	11	6/21/2024	83,600	21,923
First Solar, Inc., Strike $150.00	15	12/15/2023	180,000	10,050
FLUOR Corp., Strike $30.00	27	1/19/2024	64,800	8,937
FLUOR Corp., Strike $32.50	20	1/19/2024	52,000	14,200
Hershey Co., Strike $220.00	6	1/19/2024	105,600	1,758
Post Holdings, Inc., Strike @ $95.00	32	10/20/2023	288,800	23,680
Runway Growth Finance Corp., Strike $10.00	15	7/21/2023	12,000	90

	487		6,950,775	466,809

Common Stock Securities Sold Short - -37.50%

Air - Cond & Warm Air Heating Equipment & Comm & Indl Refrig Equipment - -1.05%
Aaon, Inc.			(1,597)	(151,412)
Lennox International, Inc.			(1,045)	(340,743)

				(492,155)

Aircraft Part & Auxiliary Eqiupment, Nec - -1.01%
TransDigm Group, Inc. (2)			(530)	(473,910)

Apparel, Footwear & Acc Design - -0.30%
Lululemon Athletica, Inc. (2)			(375)	(141,937)

Apparel, Footwear & Acc Design - -0.43%
Hermes International S.C.A.			(93)	(201,889)

Beverages - -0.48%
Vita Coco Company, Inc. (2)			(8,329)	(223,800)

Bottled & Canned Soft Drinks Carbonated Waters - -1.07%
Celsius Holdings, Inc. (2)			(1,403)	(209,314)
Monster Beverage Corp. (2)			(4,959)	(284,845)

				(494,159)

Canned, Fruits, Veg, Preserves, Jams & Jellies - -0.65%
Lamb Weston Holdings, Inc.			(2,612)	(300,249)

Communications Equipment, NEC - -0.57%
Iridium Communications, Inc.			(4,261)	(264,693)

Computer Communications Equipment - -0.05%
Arista Networks, Inc. (2)			(146)	(23,661)

Computer Peripheral Equipment, Nec - -0.97%
Palo Alto Networks, Inc. (2)			(1,758)	(449,187)

Deep Sea Foreign Transportation of Freight - -0.21%
Scorpio Tankers Inc.			(2,081)	(98,286)

Electronic & Other Electrical Equipment (No Computer Equip) - -1.18%
General Electric Co.			(2,800)	(307,580)
Otis Worldwide Corp.			(2,686)	(239,081)

				(546,661)

Electronic Components & Accessories - -0.72%
Universal Display Corp.			(2,315)	(333,661)

Electronic Computers - -2.11%
Apple, Inc.			(5,041)	(977,803)

Fire, Marine & Casualty Insurance - -0.22%
The Progressive Corporation			(765)	(101,263)

Footwear (No Rubber) - -0.05%
Slechers U.S.A., Inc. Class A (2)			(449)	(23,644)

General Industrial Machinery & Equipment - -0.01%
Symbotic, Inc. (2)			(84)	(3,596)

Hotels & Motels - -1.29%
Hilton Worldwide Holdings, Inc.			(958)	(139,437)
Hyatt Hotels Corp.			(1,473)	(168,776)
Las Vegas Sands Corp. (2)			(4,917)	(285,186)
Playa Hotels & Resorts N.V. (2)			(566)	(4,607)

				(598,006)

Investment Advice - -0.34%
Apollo Global Management, Inc. Class A (2)			(2,041)	(156,769)

Leather & Leather Products - -0.35%
Tapestry, Inc.			(3,808)	(162,982)

Lumber & Wood Products (No Furniture) - -0.81%
Trex Co., Inc. (2)			(5,735)	(375,987)

Measuring & Controlling Devices, Nec - -0.71%
Rockwell Automation, Inc.			(997)	(328,462)

Men's & Boy's Furnishings, Work Clothing & Allied Garments - -0.40%
Cintas Corp.			(369)	(183,423)

Motor Vehicles & Passenger Car Bodies - -1.64%
Ferrari N.V. (2)			(757)	(246,184)
Paccar, Inc.			(5,868)	(490,858)
Tesla, Inc. (2)			(88)	(23,036)

				(760,078)

Operative Builders - -0.53%
Meritae Homes Corp.			(1,731)	(246,269)

Perfumes, Cosmetics & Other Toilet Preparations - -0.66%
e.l.f. Beauty, Inc. (2)			(2,662)	(304,080)

Plastic Materials, Synth Resins & Nonvulcan Elastomers - -0.05%
Albemarle Corp.			(103)	(22,978)

Plastics Products, NEC - -0.66%
Azek Co., Inc. Class A (2)			(10,045)	(304,263)

Radio Broadcasting Stations - -0.31%
Spotify Technology S.A. (2)			(901)	(144,656)

Real Estate Agents & Managers - -0.45%
EXP World Holdings, Inc. (2)			(1,141)	(23,139)
Redfin Corp. (2)			(14,866)	(184,636)

				(207,775)

Retail - Auto & Home Supply Stores - -0.72%
O'Reilly Automotive, Inc. (2)			(348)	(332,444)

Retail- Auto Dealers & Gasoline Stations - -2.03%
AutoNation, Inc. (2)			(1,463)	(240,824)
CarMax, Inc. (2)			(55)	(4,604)
Carvana Co. Class A (2)			(9,900)	(256,608)
Group 1 Automotive, Inc.			(1,697)	(437,996)

				(940,032)

Retail - Eating Places - -0.61%
Wingstop, Inc.			(1,417)	(283,627)

Retail - Lumber & Other Building Materials Dealers - -0.70%
Builders FirstSource, Inc. (2)			(2,387)	(324,632)

Retail - Shoe Stores - -0.44%
Boot Barn Holdings, Inc. (2)			(2,424)	(205,289)

Rubber & Plastics Footwear - -0.77%
Deckers Outdoor Corp. (2)			(620)	(327,149)
On Holding AG (2)			(840)	(27,720)

				(354,869)

Semiconductors & Related Devices - -1.49%
First Solar, Inc. (2)			(2,493)	(473,895)
Nvidia Corp.			(517)	(218,701)

				(692,596)

Services - Business Services, Nec - -2.73%
ACV Auctions, Inc. (2)			(5,409)	(93,414)
Fair Isaac Corp. (2)			(420)	(339,868)
Mastercard, Inc. (2)			(661)	(259,971)
Uber Technologies, Inc. (2)			(4,453)	(192,236)
Visa Inc.			(1,182)	(280,701)
Zillow Group, Inc. (2)			(1,978)	(97,318)

				(1,263,508)

Services-Computer Processing & Data Preparation - -0.36%
CarGurus, Inc. (2)			(7,285)	(164,860)

Services - Computer Programming, Data Processing, Etc. - -0.65%
Meta Platforms, Inc. Class A (2)			(84)	(24,106)
Trade Desk, Inc. (2)			(3,340)	(257,915)
Wix.com Ltd. (2)			(269)	(21,047)

				(303,068)

Services - Health Services - -0.83%
US Physical Therapy, Inc.			(3,178)	(385,777)

Services-Management Services - -0.05%
Evolent Health, Inc. Class A (2)			(764)	(23,149)

Services-Miscellaneous Amusement & Recreation - -0.85%
DraftKings, Inc. Class A (2)			(14,897)	(395,813)

Services - Prepackaged Software - -2.94%
Appfolio, Inc. (2)			(1,765)	(303,827)
Cadense Design Sytems, Inc. (2)			(1,022)	(239,680)
Duolingo, Inc. (2)			(2,088)	(298,459)
HubSpot, Inc. (2)			(404)	(214,964)
Sap Se			(2,230)	(305,086)

				(1,362,016)

Services-To Dwellings & Other Buildings - -0.34%
Airbnb, Inc. Class A (2)			(1,223)	(156,740)

Surgical & Medical Instruments & Apparatus - -0.11%
Stryker Corp.			(81)	(24,712)
West Pharmaceutical Services, Inc.			(65)	(24,861)

				(49,573)

Television Broadcasting Stations - -0.44%
Liberty Media Corp. Liberty Formula One Class A (2)			(3,004)	(203,130)

Transportation Services - -0.88%
Booking Holdings, Inc. (2)			(142)	(383,447)
GXO Logistics, Inc. (2)			(367)	(23,055)

				(406,502)

Truck & Bus Bodies - -0.01%
Blue Bird Corp. (2)			(234)	(5,260)

Trucking (No Local) - -0.75%
Landstar System, Inc.			(1,674)	(322,312)
Old Dominion Freight Line, Inc.			(72)	(26,622)

				(348,934)

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - -0.52%
GE HealthCare Technologies, Inc.			(2,947)	(239,414)

Total Common Stocks Sold Short			(Cost $ 15,506,075)	(17,387,515)

Exchange- Traded Funds Sold Short (5) - -16.05%

Invesco QQQ Trust Series 1			(13,446)	(4,967,221)
iShares Semiconductor ETF			(3,762)	(1,908,312)
SPDR DOW JONES Industrial Average ETF Trust			(315)	(108,313)
SPDR S&P Biotech ETF			(5,509)	(458,349)

Total Exchange-Traded Funds			(Cost $ 7,207,332)	(7,442,195)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (6)
Level 1 - Quoted Prices			$48,486,106	$0
Level 2 - Other Significant Observable Inputs			0	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$48,486,106	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ADR - American Depository Receipt
(2) Represents non-income producing securities.
(3) All or a portion of this security is held as collateral for securities sold short. Total fair value of collateral for securities sold short is $15,396,659.16.
(4) Variable rate security; the rate shown represents the yield at June 30, 2023.
(5) Exchange-traded fund.